Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Taxable income	80.00%
Provision for valuation allowance of deferred tax assets net	$ 4,811,348	$ 2,527,453
Domestic Federal [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	$ 32,400,000
Expire year	2039 years
Canadian Federal [Member}
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	$ 8,100,000
Expire year	2038 years
United Kingdom Federal [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	$ 10,600,000